EMPLOYEE RETIREMENT BENEFIT	12 Months Ended
Dec. 31, 2013
EMPLOYEE RETIREMENT BENEFIT
EMPLOYEE RETIREMENT BENEFIT

11.                               EMPLOYEE RETIREMENT BENEFIT

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits was $6,099,964, $5,906,969 and $4,494,995 for the years ended December 31, 2011, 2012 and 2013, respectively.